Share Based Payment - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2022 USD ($) shares $ / shares	Mar. 31, 2021 USD ($) shares $ / shares	Mar. 31, 2020 USD ($) shares $ / shares	Mar. 31, 2019 shares $ / shares	Dec. 31, 2016 yr	Mar. 31, 2010 shares
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Equity-settled share based payment (refer note 34) | $	$ 36,645,000	$ 35,589,000	$ 41,487,000
Share based payment expense | $	$ 36,645,000	$ 35,589,000	$ 41,487,000
Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of shares granted	2,413,442	1,478,191	1,334,759
Vesting conditions	Refer notes	Refer notes	Refer notes
RSU exercised during the year	523,127	1,465,072	312,764
Weighted average exercise price | $ / shares	$ 0.0005	$ 0.0005	$ 0.0005	$ 0.0005
Weighted average contractual life in years	4 years 3 months 18 days	4 years 2 months 12 days	4 years 7 months 6 days
Share based payment expense for options recognized under personnel expenses | $	$ 32,921,000	$ 28,141,000	$ 36,388,000
Legal and professional expenses | $			144,000
Restricted Stock Units [Member] | Bottom of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Grant date fair value of RSUs | $	$ 24.16	$ 13.34	$ 22.43
Weighted average contractual life in years	4 years	4 years	4 years
Restricted Stock Units [Member] | Top of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Grant date fair value of RSUs | $	$ 32.97	$ 30.92	$ 27.60
Weighted average contractual life in years	9 years	8 years	8 years
At the end of one year [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Graded percentage	10.00%	10.00%	10.00%
RSUs expiry	expiry of 12 months from the grant date	expiry of 12 months from the grant date	expiry of 12 months from the grant date
At the end of two years [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Graded percentage	20.00%	20.00%	20.00%
RSUs expiry	expiry of 24 months from the grant date	expiry of 24 months from the grant date	expiry of 24 months from the grant date
At the end of three years [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Graded percentage	30.00%	30.00%	30.00%
RSUs expiry	expiry of 36 months from the grant date	expiry of 36 months from the grant date	expiry of 36 months from the grant date
At the end of four years [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Graded percentage	40.00%	40.00%	40.00%
RSUs expiry	expiry of 48 months from the grant date	expiry of 48 months from the grant date	expiry of 48 months from the grant date
Vesting Period Of Four Years [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting conditions	vesting over 4 years	vesting over 4 years	vesting over 4 years
Fully Vested | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
RSU exercised during the year	861	583	772
MakeMyTrip.com Equity Option Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Options granted	0	0	0			2,703,810
Vesting Option One [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of shares granted	2,529	205,872	846,044
Tranche | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of shares granted	1,072,635	484,152		305,131
Tranche | At the end of one year [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Graded percentage	25.00%	25.00%		25.00%
RSUs expiry	expiry of 12 months from the grant date	expiry of 12 months from the grant date		expiry of 12 months from the grant date
Tranche | At the end of two years [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Graded percentage	25.00%	25.00%		25.00%
RSUs expiry	expiry of 24 months from the grant date	expiry of 24 months from the grant date		expiry of 24 months from the grant date
Tranche | At the end of three years [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Graded percentage	25.00%	25.00%		25.00%
RSUs expiry	expiry of 36 months from the grant date	expiry of 36 months from the grant date		expiry of 36 months from the grant date
Tranche | At the end of four years [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Graded percentage	25.00%	25.00%		25.00%
RSUs expiry	expiry of 48 months from the grant date	expiry of 48 months from the grant date		expiry of 48 months from the grant date
Tranche | Vesting Period Of Four Years [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting conditions	vesting over 4 years	vesting over 4 years		vesting over 4 years
Vesting Option Two [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of shares granted	564,541
Vesting Option Two [Member] | At the end of one year [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Graded percentage	20.00%	20.00%	20.00%
RSUs expiry	expiry of 12 months from the grant date	expiry of 12 months from the grant date	expiry of 12 months from the grant date
Vesting Option Two [Member] | At the end of two years [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Graded percentage	20.00%	20.00%	20.00%
RSUs expiry	expiry of 24 months from the grant date	expiry of 24 months from the grant date	expiry of 24 months from the grant date
Vesting Option Two [Member] | At the end of three years [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Graded percentage	20.00%	20.00%	20.00%
RSUs expiry	expiry of 36 months from the grant date	expiry of 36 months from the grant date	expiry of 36 months from the grant date
Vesting Option Two [Member] | At the end of four years [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Graded percentage	20.00%	20.00%	20.00%
RSUs expiry	expiry of 48 months from the grant date	expiry of 48 months from the grant date	expiry of 48 months from the grant date
Vesting Option Two [Member] | At the end to five years [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Graded percentage	20.00%	20.00%	20.00%
RSUs expiry	expiry of 60 months from the grant date	expiry of 60 months from the grant date	expiry of 60 months from the grant date
Vesting Option Two [Member] | Vesting Period of Two Years [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting conditions	vesting over 5 years	vesting over 5 years	vesting over 5 years
Vesting Option Two [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of shares granted		251,750
Vesting Option Two [Member] | At the end of two years [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Graded percentage	25.00%	25.00%	25.00%
RSUs expiry	expiry of 24 months from the grant date	expiry of 24 months from the grant date	expiry of 24 months from the grant date
Vesting Option Two [Member] | Vesting Period of Two Years [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting conditions	vesting over 2 years	vesting over 2 years	vesting over 2 years
Vesting Option Two [Member] | At the end of six months [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Graded percentage	25.00%	25.00%	25.00%
RSUs expiry	expiry of 6 months from the grant date	expiry of 6 months from the grant date	expiry of 6 months from the grant date
Vesting Option Two [Member] | At the end of one year [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Graded percentage	25.00%	25.00%	25.00%
RSUs expiry	expiry of 12 months from the grant date	expiry of 12 months from the grant date	expiry of 12 months from the grant date
Vesting Option Two [Member] | At the end of eighteen months [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Graded percentage	25.00%	25.00%	25.00%
RSUs expiry	expiry of 18 months from the grant date	expiry of 18 months from the grant date	expiry of 18 months from the grant date
Vesting Option Four [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of shares granted		209,611
Vesting Option Four [Member] | At the end of three months [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Graded percentage	25.00%	25.00%	25.00%
RSUs expiry	expiry of 3 months from the grant date	expiry of 3 months from the grant date	expiry of 3 months from the grant date
Vesting Option Four [Member] | At the end of six months [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Graded percentage	25.00%	25.00%	25.00%
RSUs expiry	expiry of 6 months from the grant date	expiry of 6 months from the grant date	expiry of 6 months from the grant date
Vesting Option Four [Member] | At the end of nine months [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Graded percentage	25.00%	25.00%	25.00%
RSUs expiry	expiry of 9 months from the grant date	expiry of 9 months from the grant date	expiry of 9 months from the grant date
Vesting Option Four [Member] | At the end of one year [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Graded percentage	25.00%	25.00%	25.00%
RSUs expiry	expiry of 12 months from the grant date	expiry of 12 months from the grant date	expiry of 12 months from the grant date
Vesting Option Four [Member] | Vesting Period of One Year [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting conditions	vesting over 1 year	vesting over 1 year	vesting over 1 year
Tranche Three [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of shares granted			180,714
Vesting conditions			100% vesting on September 30, 2022
Vesting percentage	100.00%	100.00%	100.00%
Percentage of maximum shares employees are eligible to receive	150.00%
Tranche Four [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of shares granted		325,444	2,098
Vesting conditions		100% vesting on September 30, 2023	100% vesting on September 30, 2023
Vesting percentage	100.00%	100.00%	100.00%
Tranche Five [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of shares granted	547,060	779
Vesting conditions	100% vesting on September 30, 2024	100% vesting on September 30, 2024
Vesting percentage	100.00%	100.00%	100.00%
Tranche Six [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of shares granted	225,816
Vesting conditions	100% vesting on September 30, 2026
Vesting percentage	100.00%	100.00%	100.00%
Employee Stock Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of shares granted			21,588
Vesting conditions			vesting over 3 years
RSUs expiry			one third on the expiry of 12 months from the grant date, one thirds on the expiry of 24 months from the grant date, one third on the expiry of 36 months from the grant date.
Weighted average exercise price | $ / shares	$ 2,229	$ 2,229
Weighted average contractual life in years	3 years 4 months 24 days	4 years 6 months	5 years 6 months
Description of employee stock options	Each ESOP represents the right to receive one hundred common equity shares of the Group.
Maximum time period to exercise options from vesting date			48 months
Vesting conditions			the date of vesting or within a period of 6 months from the date of termination of employment, whichever is earlier.
Equity-settled share based payment (refer note 34) | $	$ 3,724,000	$ 7,448,000	$ 5,099,000
Share based payment expense | $	$ 3,724,000	$ 7,448,000	$ 5,099,000
Bona Vita Employees Stock Option Plan 2016 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Options granted	0	0	0
Bona Vita Employees Stock Option Plan 2016 [Member] | Vesting Period Of Four Years [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting conditions	ESOPs had graded vesting over 4 years from the grant date with first vesting date after one year from the grant date. The contractual life of the ESOPs granted under this plan was 10 years from the vesting date.
Vesting period | yr					4
Expected term | yr					10